Regulation - Other Electric (Details) - company		12 Months Ended
	Mar. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Newfoundland Power Inc. | PUB
Public Utilities, General Disclosures [Line Items]
ROE (percent)		8.50%
Capital structure of common equity (percent)		45.00%
Maritime Electric | IRAC
Public Utilities, General Disclosures [Line Items]
ROE (percent)		9.35%
Capital structure of common equity (percent)		40.00%
ROE rate term	3 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Franchise agreement term		35 years
FortisOntario | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities		3
PBR term		5 years
FortisOntario | Electric Utilities, future test year to establish rates
Public Utilities, General Disclosures [Line Items]
Number of utilities		2
FortisOntario | OEB
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)		40.00%	40.00%
FortisOntario | OEB | Minimum
Public Utilities, General Disclosures [Line Items]
ROE (percent)		8.78%	8.78%
FortisOntario | OEB | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)		9.30%	9.30%
FortisOntario | OEB | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities		3
Caribbean Utilities | Government of the Cayman Islands
Public Utilities, General Disclosures [Line Items]
T & D license term		20 years
Generation license term		25 years
Caribbean Utilities | Government of the Cayman Islands | Minimum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		7.50%	7.00%
Caribbean Utilities | Government of the Cayman Islands | Maximum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		9.50%	9.00%
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities		2
Fortis Turks and Caicos | Government of the Turks and Caicos Islands
Public Utilities, General Disclosures [Line Items]
Operating license term		50 years
Fortis Turks and Caicos | Government of the Turks and Caicos Islands | Minimum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		15.00%
Fortis Turks and Caicos | Government of the Turks and Caicos Islands | Maximum
Public Utilities, General Disclosures [Line Items]
ROA (percent)		17.50%